10-Q Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 22, 2024 USD ($)	Mar. 21, 2024 USD ($) shares $ / shares	Feb. 29, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 vote $ / shares shares	Mar. 20, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Jun. 30, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 $ / shares shares		Dec. 31, 2021 shares [1]	Dec. 31, 2020 $ / shares shares	Oct. 31, 2020 $ / shares
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)						53,761,506	53,761,506
Temporary equity, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001
Common stock, issued (in shares)					25,872,718		2,004,783				2,004,783
Common stock, outstanding (in shares)					25,845,671		1,969,360				1,946,988
Issuance of common stock to Graphite stockholders as a result of the Merger (in shares)		8,320,485
Sale of stock, number of shares issued (in shares)		15,409,102
Sale of stock, consideration received | $		$ 53,500
Vote per share of common stock | vote					1
Series A preferred stock warrants converted (in shares)		164,676
Reclassification of warrant liability to equity | $	$ 1,900			$ 1,918
LENZ OpCo Preferred Stock Exchanged for Graphite Common Stock
Temporary Equity [Line Items]
Shares issued, conversion of convertible preferred stock (in shares)		10,705,829
Class B Convertible Common Stock Exchanged for Graphite Common Stock
Temporary Equity [Line Items]
Shares issued, conversion of convertible preferred stock (in shares)		554,843
Private Placement
Temporary Equity [Line Items]
Sale of stock, number of shares issued (in shares)		3,559,565
Sale of stock, consideration received | $		$ 53,500
December 2020 Warrants
Temporary Equity [Line Items]
Warrants exercised, number of shares (in shares)			470,000											470,000
Proceeds from warrant exercises | $			$ 100
Warrants exchanged at closing of Merger (in shares)		95,034
Warrants to purchase common stock
Temporary Equity [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 10.64
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)					0		22,791,777				22,791,777
Temporary equity, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001				$ 0.001
Temporary equity, shares issued (in shares)					0	21,977,282	21,977,282				21,977,282
Temporary equity, shares outstanding (in shares)				0	0	21,977,282	21,977,282	[1],[2]	21,977,282	21,977,282	21,977,282	[1]	12,077,942
Liquidation preference | $						$ 47,300	$ 47,300
Liquidation preference per share (in dollars per share) | $ / shares						$ 2.15	$ 2.15
Conversion of convertible preferred stock (in shares)				21,977,282
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)					0		2,950,548				2,950,548
Temporary equity, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001				$ 0.001
Temporary equity, shares issued (in shares)					0	2,950,548	2,950,548				2,950,548
Temporary equity, shares outstanding (in shares)				0	0	2,950,548	2,950,548	[1],[2]	2,950,548	2,950,548	2,950,548	[1]	0
Liquidation preference | $						$ 10,000	$ 10,000
Liquidation preference per share (in dollars per share) | $ / shares						$ 3.3892	$ 3.3892
Conversion of convertible preferred stock (in shares)				2,950,548
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)					0		28,019,181				28,019,181
Temporary equity, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001				$ 0.001
Temporary equity, shares issued (in shares)					0	28,019,181	28,019,181				0
Temporary equity, shares outstanding (in shares)					0	28,019,181	28,019,181				0
Liquidation preference | $						$ 83,500	$ 83,500
Liquidation preference per share (in dollars per share) | $ / shares						$ 2.9801	$ 2.9801
Convertible preferred stock | LENZ OpCo Preferred Stock Exchanged for Graphite Common Stock
Temporary Equity [Line Items]
Conversion of convertible preferred stock (in shares)		52,947,011
Class A Common Stock
Temporary Equity [Line Items]
Common stock, issued (in shares)						11,838,624	9,915,013
Common stock, outstanding (in shares)						11,668,867	9,739,818
Class A Common Stock | December 2020 Warrants
Temporary Equity [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.04												$ 0.21
Class B convertible common stock
Temporary Equity [Line Items]
Temporary equity, shares issued (in shares)						2,744,184	2,744,184				2,744,184
Temporary equity, shares outstanding (in shares)						2,744,184	2,744,184				2,744,184
Class A Common Stock
Temporary Equity [Line Items]
Common stock, issued (in shares)		2,393,729
Common stock, outstanding (in shares)		2,359,408
Series A Preferred Stock | October 2020 Warrants
Temporary Equity [Line Items]
Exercise price (in dollars per share) | $ / shares															$ 2.15

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3.